Income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Tax rate	25.00%	25.00%	25.00%
Hong Kong, China
Income tax
Tax rate	16.50%
Assessable profits to determine tax rate	¥ 2,000
Hong Kong, China | First HK$2,000 of assessable profits earned
Income tax
Tax rate	8.25%
Hong Kong, China | After first HK$2,000 of assessable profits earned
Income tax
Tax rate	16.50%
PRC
Income tax
Tax rate	25.00%
High and new technology enterprise period	3 years
Preferential tax rate	15.00%
Foreign withholding tax rate	10.00%
Singapore
Income tax
Tax rate	17.00%